Expense Example - Carillon ClariVest International Stock Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	1,586
Expense Example, with Redemption, 5 Years	2,557
Expense Example, with Redemption, 10 Years	4,992
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	1,395
Expense Example, with Redemption, 5 Years	2,549
Expense Example, with Redemption, 10 Years	5,360
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	1,082
Expense Example, with Redemption, 5 Years	2,055
Expense Example, with Redemption, 10 Years	4,517
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	1,257
Expense Example, with Redemption, 5 Years	2,335
Expense Example, with Redemption, 10 Years	5,006
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	1,475
Expense Example, with Redemption, 5 Years	2,787
Expense Example, with Redemption, 10 Years	5,884
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	2,058
Expense Example, with Redemption, 10 Years	4,534
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	1,327
Expense Example, with Redemption, 5 Years	2,487
Expense Example, with Redemption, 10 Years	$ 5,316